Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2022
Disclosure of cash flow statement [Abstract]
Supplemental Cash Flow Information
27. SUPPLEMENTAL CASH FLOW INFORMATION

The following tables summarize other adjustments for non-cash statement of earnings items, changes in operating working capital items and significant non-cash items:

Other operating activities	2022	2021
Adjustments for non-cash statement of earnings items:
Unrealized foreign exchange losses	$12,840	$6,703
Interest expense (Note 25)	5,311	3,660
Gains on derivatives (Note 8(d))	(7,336)	(5,393)
Share-based compensation expense	3,936	5,128
Losses (gains) on disposition of mineral properties, plant and equipment (Note 11)	2,439	(32,167)
	$17,190	$(22,069)
The following tables summarize other adjustments for non-cash statement of earnings items, changes in operating working capital items and significant non-cash items:

Changes in non-cash operating working capital items:	2022	2021
Trade and other receivables	$(12,692)	$(2,874)
Inventories	(50,035)	(82,885)
Prepaid expenses	2,546	1,049
Accounts payable and accrued liabilities	20,711	18,086
Provisions	(2,567)	(4,445)
	$(42,037)	$(71,069)

Cash and Cash Equivalents	December 31, 2022	December 31, 2021
Cash in banks	$107,005	$283,550